Commitments and contingencies - Product warranty reconciliation (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 01, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Guarantor Obligations [Line Items]
Maximum potential payments		$ 4,396	$ 4,728
Performance bonds with financial institutions		2,900	3,600
Reconciliation of Provisions for warranties including guarantees of product performance
Product warranties at beginning of period		1,005	1,035	$ 816
Net change in warranties due to acquisitions, divestments, spin-offs and liabilities held for sale		(24)	1	8
Claims paid in cash or in kind		(157)	(222)	(209)
Net increase to provision for changes in estimates, warranties issued and warranties expired		252	226	369
Exchange rate differences		(48)	(35)	51
Product warranties at end of period		1,028	1,005	1,035
Continuing Operations [Member]
Guarantor Obligations [Line Items]
Guarantee Obligations accrued in the consolidated balance sheet as of the reporting period		1
Continuing And Discontinued Operations [Member]
Guarantor Obligations [Line Items]
Guarantee Obligations accrued in the consolidated balance sheet as of the reporting period			$ 156
Power Grids Business [Member]
Reconciliation of Provisions for warranties including guarantees of product performance
Ownership interest percent	19.90%		19.90%
Discontinued Operations
Guarantor Obligations [Line Items]
Performance bonds with financial institutions		$ 100	$ 100
Held for sale and discontinued operations [Member] | Power Grids Business [Member]
Reconciliation of Provisions for warranties including guarantees of product performance
Divestment percentage	80.10%
Divestment percentage		100.00%	80.10%
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential payments		$ 4,300	$ 4,540
Performance guarantees | High Voltage Cable And Cables Accessories Businesses [Member]
Guarantor Obligations [Line Items]
Maximum potential payments		$ 843	911
Performance guarantees | Minimum | High Voltage Cable And Cables Accessories Businesses [Member]
Guarantor Obligations [Line Items]
Original maturity of performance guarantees		5 years
Performance guarantees | Maximum | High Voltage Cable And Cables Accessories Businesses [Member]
Guarantor Obligations [Line Items]
Original maturity of performance guarantees		10 years
Performance guarantees | ABB And Consortium/Joint Venture Guarantees | Minimum
Guarantor Obligations [Line Items]
Original maturity of performance guarantees		1 year
Performance guarantees | ABB And Consortium/Joint Venture Guarantees | Maximum
Guarantor Obligations [Line Items]
Original maturity of performance guarantees		10 years
Financial guarantees
Guarantor Obligations [Line Items]
Maximum potential payments		$ 96	52
Indemnification guarantees
Guarantor Obligations [Line Items]
Maximum potential payments		0	136
Indemnification guarantees | Discontinued Operations | Hitachi Energy [Member]
Reconciliation of Provisions for warranties including guarantees of product performance
Payment for obligation settlement		$ 136
Warranties
Reconciliation of Provisions for warranties including guarantees of product performance
Net change in warranties due to acquisitions, divestments, spin-offs and liabilities held for sale				$ 143
Performance and financial | Minimum | Hitachi Energy [Member]
Guarantor Obligations [Line Items]
Original maturity of performance guarantees		1 year
Performance and financial | Maximum | Hitachi Energy [Member]
Guarantor Obligations [Line Items]
Original maturity of performance guarantees		10 years
Financial, Performance And Indemnification Guarantees [Member] | Hitachi Energy [Member]
Guarantor Obligations [Line Items]
Maximum potential payments		$ 3,000	$ 3,200